MORGAN STANLEY DEAN WITTER REAL
ESTATE FUND Two World
Trade Center


New York, New
York
10048
(212)
392-1600
February 21, 2001
Securities and Exchange
Commission
450 Fifth Street, N.W.


Washington, D.C.  20549
Re: Morgan Stanley Dean Witter Real Estate Fund
	File #811-9117
	Rule 497(j) Filing
Dear Sir/Madam:
		On behalf of the Registrant, the
undersigned certifies that  the  form  of
Prospectus and Statement  of  Additional
Information that would have been filed under
Section  497(c) would not have differed from
those contained in the text  of the Registrant's
most recent registration statement that was
filed  electronically  via EDGAR  with  the
Securities  and Exchange Commission on January
31, 2001.
							Very
truly   yours, /s/Carsten Otto

	Carsten       Otto Assistant Secretary
cc: Barry Fink Esq.



	L
arry
Greene